SHARE CAPITAL AND SHARE-BASED PAYMENTS - Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2020 year $ / shares	Dec. 31, 2019 year $ / shares
Share-Based Payment Arrangements [Abstract]
Estimated forfeiture rate (%)	3.00%	3.00%
Expected dividend yield (%)	0.00%	0.00%
Risk-free interest rate (%)	1.31%	1.78%
Expected life (years) | year	4.2	4.2
Expected volatility (%)	45.80%	45.80%
Weighted average share price (C$) | $ / shares	$ 26.12	$ 16.81